Financial Assets at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2022
Financial Assets at Fair Value through Other Comprehensive Income Disclosure [Abstract]
Financial Assets at Fair Value through Other Comprehensive Income
9.	Financial Assets at Fair Value through Other Comprehensive Income:

As of December 31, 2022 and 2021, financial assets are detailed as follows:

	2022	2021
	MCh$	MCh$
Debt Financial Instruments	3,967,392	3,054,809
Equity Instruments	6,545	6,365
Total	3,973,937	3,061,174

(a)	Debt Financial Instruments at fair value through OCI:

As of December 31, 2022 and 2021 the detail of debt financial instruments is as follows:

	2022	2021
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank of Chile
Debt financial instruments from the Central Bank of Chile	—	102
Bonds and Promissory notes from the Chilean Government	2,254,578	2,480,423
Other fiscal debt financial instruments	4,279	8,325

Other Instruments Issued in Chile
Debt financial instruments from other domestic banks	1,494,914	538,486
Bonds and trade effects from domestic companies	45,994	27,473
Other debt financial instruments issued in the country	—	—

Instruments Issued Abroad
Financial instruments from foreign Central Banks	—	—
Financial instruments from foreign governments and fiscal entities	42,017	—
Debt financial instruments from other foreign banks	125,610	—
Bonds and trade effects from foreign companies	—	—
Other debt financial instruments issued abroad	—	—
Total	3,967,392	3,054,809

“Instruments issued by the Chilean Government and Central Bank of Chile” include instruments sold under repurchase agreements to clients and financial institutions for an amount of Ch$7,369 million in December 2022 (Ch$351 million in December 2021). The repurchase agreements have an average maturity of 4 days in December 2022 (4 days in December 2021). As part of the FCIC program, instruments delivered as collateral are included for an approximate amount of Ch$693,206 million as of December 31, 2022. Additionally, under this item, instruments are maintained to comply with the requirements for the constitution of a technical reserve for an amount equivalent to Ch$2,336,780 million as of December 31, 2021.

Under the same item, instruments that guarantee margins for cleared derivatives transactions are classified through Comder Contraparte Central S.A. (Chilean clearing-house) for an amount of Ch$39,508 million as of December 31, 2022 (Ch$33,599 million as of December 31, 2021).

Under “Other Instruments Issued in Chile” are classified instruments delivered as collateral as part of FCIC program for an approximate amount of Ch$219,425 as of December 31, 2022 (Ch$185,417 million as of December 31, 2021).

As of December 31, 2022 the credit impairment for debt instruments at fair value through other comprehensive income was Ch$9,496 million (Ch$4,085 million as of December 31, 2021).

(a.1)	The credit ratings of the issuers of debt instruments as of December 31, 2022 and 2021, are as follows:

	As of December 31, 2022				As of December 31, 2021
	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt Instrument
Investment grade	3,967,392	—	—	3,967,392	3,054,795	14	—	3,054,809
Non-investment grade	—	—	—	—	—	—	—	—
Without rating	—	—	—	—	—	—	—	—
Total	3,967,392	—	—	3,967,392	3,054,795	14	—	3,054,809

(a.2)	Analysis of changes in the fair value and corresponding allowance for ECL by stage for debt instruments measured at FVOCI as of December 31, 2022 and 2021, is as follows:

	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$
Balance as of January 1, 2021	1,060,307	3,078	216	6	—	—	1,060,523	3,084
Net change on Balance *	2,096,637	(4,265)	(276)	(8)	—	—	2,096,361	(4,273)
Change in fair value	(103,047)	—	(60)	—	—	—	(103,107)	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	(134)	(4)	134	4	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	5,270	—	(2)	—	—	—	5,268
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	1,032	6	—	—	—	—	1,032	6
Balance as of December 31, 2021	3,054,795	4,085	14	—	—	—	3,054,809	4,085

Balance as of January 1, 2022	3,054,795	4,085	14	—	—	—	3,054,809	4,085
Net change on Balance *	864,521	5,411	(14)	—	—	—	864,507	5,411
Change in fair value	48,076	—	—	—	—	—	48,076	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	—	—	—	—	—	—	—	—
Balance as of December 31, 2022	3,967,392	9,496	—	—	—	—	3,967,392	9,496

*	Net change between assets purchased and assets derecognized excluding write offs.

**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

(b)	Equity instruments at fair value through OCI:

As of December 31, 2022 and 2021 the detail of equity instruments is as follows:

	2022	2021
	MCh$	MCh$
Equity instruments issued in Chile	5,700	5,499
Equity instruments issued by foreign institutions	845	866
Total	6,545	6,365

The equity investments issued by foreign institutions represent shares of currency exchange offices and servicing companies that the Bank is obliged to hold in order to benefit from these services. Shares that do not have an active market and their value cannot be reliably measured are presented at cost, the difference between cost and fair value is not expected to be significant.

(c)	Realized and unrealized profits:

As of December 31, 2022, the portfolio of debt financial instruments includes an accumulated unrealized gain of Ch$268 million (accumulated unrealized loss of Ch$45,468 million in December 2021), recorded as an equity valuation adjustment.

Gross realized gains and losses on the sale of debt financial instruments, as of December 31, 2022, 2021 and 2020 are reported under “Net Financial income (expense)” (See Note No. 31). The changes in realized gains and losses at the end of both periods are the following:

	2022	2021	2020
	MCh$	MCh$	MCh$
Net gain (loss) on financial assets before income tax	48,076	(51,717)	(7,675)
Income tax on other comprehensive income	804	4,171	2,304
Net effect in equity	48,880	(47,546)	(5,371)